Income tax - Effect of preferential tax (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Tax effect of preferential tax treatment	¥ 7,210	¥ 14,855	¥ 6,140
Basic loss per share effect	¥ 0.02	¥ 0.04	¥ 0.01
Diluted loss per share effect	¥ 0.02	¥ 0.04	¥ 0.01